THE RYDEX
                                  SERIES FUNDS

                                                                 Strategic Funds
                                                              Semi-Annual Report
                                                              September 30, 2002


                                                            Sector Rotation Fund
                                                                Core Equity Fund


                                 [LOGO OMITTED]
                                   RYDEX FUNDS

                                                            SEMI-ANNUAL REPORT 1


    TABLE OF CONTENTS
---------------------------------------------------------------------------


    LETTER FROM THE CHAIRMAN ..........................................   2

    SCHEDULES OF INVESTMENTS ..........................................   4

    STATEMENTS OF ASSETS AND LIABILITIES ..............................  21

    STATEMENTS OF OPERATIONS ..........................................  22

    STATEMENTS OF CHANGES IN NET ASSETS ...............................  23

    FINANCIAL HIGHLIGHTS ..............................................  25

    NOTES TO FINANCIAL STATEMENTS .....................................  27

2


--------------------------------------------------------------------------------


DEAR SHAREHOLDERS,

We began 2002 in intense uncertainty in the immediate aftermath of the September 11 terrorist attacks. The equity markets, which hit a major cyclical low on September 21, were still unsettled as 2002 began.

Early in the year, the markets had more bad news to digest as corporate accounting and insider-trading scandals sharply reduced investor confidence in corporate governance. The S&P 500(R) Index broke its previous low in late June and finished the period ending September 30 28.95% lower than it started. The technology-heavy Nasdaq 100 Index(R) fared even worse, down 42.70% for the period. Small- and mid-cap stocks had a better showing, but still lost 28.47% and 24.71% respectively.

Some of Rydex's inverse equity funds benefited from the downturn in the market, returning as much as 73.92% in the case of our S&P-based Tempest 500 Fund, which seeks to provide investment results that correspond to 200% of the inverse performance of the S&P 500 on a daily basis. Three other inverse funds that had positive returns for the year include Rydex Arktos Fund, which seeks to provide investment results that inversely correlate to the performance of the Nasdaq 100; Rydex Ursa Fund, which seeks to provide investment results that inversely correlate to the performance of the S&P 500; and Rydex Venture 100 Fund, which seeks to provide investment results that correspond to 200% of the inverse performance of the Nasdaq 100 on a daily basis. Lipper ranked Tempest and Venture as the number two and three funds respectively of all equity funds for the quarter ending September 30.1

The period was also a good one for bonds. Rydex U.S. Government Bond Fund, which leverages the U.S. Long Treasury Bond to a beta of 1.2, returned 25.61% for the period. Among our sector funds, the star was Rydex Precious Metals Fund, whose gold-related stocks were sought as a safe haven by many investors. The fund returned (0.39)% for the period vs. the S&P 500, which was down 28.95%. After lagging in the previous two quarters, the health care and biotechnology sectors were two of the top performing sectors during the third quarter of this year. While financial services and banking stocks outperformed the broad market in the second quarter, these sectors were hurt in the third quarter by concerns over a wave of bad debt that has been flooding the financial system, a dearth of securities underwriting and merger and acquisition activity and lower brokerage commissions.



1 DATA PROVIDED BY LIPPER ANALYTICAL SERVICES, INC. LIPPER RANKINGS ARE BASED UPON CHANGES IN NET ASSET VALUE WITH ALL DIVIDENDS REINVESTED. THEY DON'T INCLUDE THE EFFECT OF SALES CHARGES; IF THEY HAD, RESULTS MAY HAVE BEEN LESS FAVORABLE. RANKINGS ARE THROUGH 9/30/02. RANKINGS FOR THE FUNDS ARE HISTORICAL AND DO NOT GUARANTEE FUTURE PERFORMANCE. RANKINGS ARE FOR H-CLASS ONLY. OTHER CLASSES MAY VARY. OF COURSE, FUND PERFORMANCE IS SUBJECT TO DAILY MARKET VOLATILITY AND MAY BE BETTER OR WORSE SINCE THE END OF THE LAST QUARTER. FOR UP-TO-DATE FUND PERFORMANCE, CALL US AT 800.820.0888 OR VISIT WWW.RYDEXFUNDS.COM THE PAST PERFORMANCE OF THE RYDEX TEMPEST 500 AND VENTURE 100 FUNDS HAS BEEN ATTRIBUTABLE TO UNUSUALLY FAVORABLE MARKET CONDITIONS THAT ARE LIKELY NOT SUSTAINABLE. PERFORMANCE MAY NOT BE REPEATED.

                                                            SEMI-ANNUAL REPORT 3


SECTOR ROTATION FUND
--------------------------------------------------------------------------------

Despite the difficult market, Rydex was able to roll out two new funds this year--Rydex Core Equity Fund and Rydex Sector Rotation Fund. Rydex Core Equity Fund enables investors to get broad market exposure--with disciplined rebalancing, style consistency, no size bias and potentially less volatility than other total market funds. The fund returned (1.20)% from its September 23 inception date to September 30. Rydex Sector Rotation Fund helps to solve the dilemma of choosing which sector to be in--and when. On a monthly basis, the fund rotates into industries that have exhibited price strength, and sells industries whose performance has lagged. The fund returned (22.20)% from its March 17 inception date to September 30.

As attention continues to focus on interest rate speculation, Rydex Juno Fund--which seeks to provide total returns that will inversely correlate to the price movements of the current 30-year U.S. Treasury Bond--has started to draw interest. The fund returned (19.20)% for the period ending September 30. But as interest rates improve, the fund may be a popular investment.



Sincerely,

/s/ ALBERT P. ("SKIP") VIRAGH, JR.
----------------------------------
Albert P. ("Skip") Viragh, Jr.
Chairman of the Board

4


SECTOR ROTATION FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) September 30, 2002
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                           VALUE
                                                         SHARES         (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS 95.4%

CONSUMER DISCRETIONARY 39.7%

  TEXTILES & APPAREL 7.1%
  Nike, Inc.--Class B .........................          14,600        $ 630,428
  VF Corp. ....................................          15,900          572,082
  Jones Apparel Group,
    Inc.* .....................................          17,700          543,390
  Coach, Inc.* ................................          16,900          432,640
  Liz Claiborne, Inc. .........................          16,700          416,665
  Columbia Sportswear
    Co.* ......................................          10,500          364,560
  Reebok International,
    Ltd.* .....................................          12,500          313,125
  Fossil, Inc.* ...............................          14,600          292,730
  Polo Ralph Lauren* ..........................          13,300          276,374
  Timberland Co.--
    Class A* ..................................           8,700          275,616
  Tommy Hilfiger Corp.* .......................          23,101          215,994
  Wolverine World Wide,
    Inc .......................................          14,100          211,500
  Quiksilver, Inc.* ...........................           9,100          205,569
  Kellwood Co. ................................           7,700          176,022
  Russell Corp. ...............................          11,700          175,383
                                                                       ---------
TOTAL TEXTILES & APPAREL                                               5,102,078
                                                                       ---------
  HOTELS, RESTAURANTS & LEISURE 6.8%
  McDonald's Corp. ............................          34,500          609,270
  Carnival Corp. ..............................          19,600          491,960
  Starbucks Corp.* ............................          17,800          367,748
  Yum! Brands, Inc.* ..........................          13,100          363,001
  Marriott International,
    Inc .......................................          11,500          333,385
  MGM Mirage* .................................           8,600          320,780
  International Game
    Technology* ...............................           4,600          318,044
  Harrahs Entertainment,
    Inc.* .....................................           6,100          294,081
  Wendy's International,
    Inc .......................................           8,500          281,435
  Hilton Hotels Corp. .........................          24,300          276,534
  Starwood Hotels & Resorts
    Worldwide, Inc. ...........................          12,100          269,830
  Darden Restaurants, Inc. ....................          11,000          266,640



                                                                          MARKET
                                                                           VALUE
                                                         SHARES         (NOTE 1)
--------------------------------------------------------------------------------
  Royal Caribbean Cruises,
    Ltd .......................................          16,300         $259,496
  Brinker International,
    Inc.* .....................................           8,300          214,970
  Park Place Entertainment
    Corp.* ....................................          23,900          190,005
                                                                       ---------
TOTAL HOTELS, RESTAURANTS
  & LEISURE                                                            4,857,179
                                                                       ---------
  HOUSEHOLD DURABLES 6.8%
  Newell Rubbermaid, Inc. .....................          18,100          558,747
  Fortune Brands, Inc. ........................          10,100          477,629
  Lennar Corp. ................................           6,200          345,836
  Black & Decker Corp. ........................           8,000          335,440
  Leggett & Platt, Inc. .......................          16,500          326,535
  KB Home .....................................           6,500          317,460
  Pulte Corp. .................................           6,900          294,147
  Centex Corp. ................................           6,600          292,710
  Mohawk Industries, Inc.* ....................           5,800          287,970
  NVR, Inc.* ..................................             900          269,847
  Whirlpool Corp. .............................           5,800          265,988
  Stanley Works ...............................           8,000          261,360
  D.R. Horton, Inc. ...........................          13,200          245,784
  Clayton Homes, Inc. .........................          17,600          193,248
  Maytag Corp. ................................           8,000          185,440
  Furniture Brands
    International, Inc.* ......................           7,600          174,420
                                                                       ---------
TOTAL HOUSEHOLD DURABLES                                               4,832,561
                                                                       ---------
  AUTO COMPONENTS 6.8%
  TRW, Inc. ...................................          10,400          608,920
  Johnson Controls, Inc. ......................           7,100          545,422
  Magna International, Inc. ...................           8,100          456,678
  Delphi Corp. ................................          52,100          445,455
  Lear Corp.* .................................           7,900          329,035
  Autoliv, Inc. ...............................          14,600          307,768
  Gentex Corp.* ...............................          10,800          293,436
  Dana Corp. ..................................          20,800          272,064
  The Goodyear
    Tire & Rubber Co. .........................          28,300          251,587
  Superior Industries
    International .............................           4,900          230,692
  Borg Warner Automotive,
    Inc .......................................           4,500          223,380
  Visteon Corp. ...............................          23,400          221,598


* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

                                                            SEMI-ANNUAL REPORT 5

SECTOR ROTATION FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED) September 30, 2002
--------------------------------------------------------------------------------


                                                                          MARKET
                                                                           VALUE
                                                         SHARES         (NOTE 1)
--------------------------------------------------------------------------------
  Arvinmeritor, Inc. .........................           11,500       $  215,050
  American Axle &
    Manufacturing
    Holdings, Inc.* ..........................            8,400          209,832
  Cooper Tire & Rubber
    Co .......................................           12,800          206,592
                                                                      ----------
TOTAL AUTO COMPONENTS                                                  4,817,509
                                                                      ----------
  INTERNET & CATALOG RETAIL 6.1%
  eBay, Inc.* ................................           21,600        1,140,696
  Amazon.com, Inc.* ..........................           51,500          820,395
  USA Interactive* ...........................           38,500          746,130
  Ticketmaster Online--
    City--Class B* ...........................           22,600          344,650
  Insight Enterprises Inc.* ..................           24,300          246,645
  School Speciality, Inc.* 9,000 .............          225,090
  Value Vision International
   --Class A* ................................           16,200          190,512
  Alloy Online, Inc.* ........................           21,800          181,158
  Priceline.com, Inc.* .......................          105,200          153,592
  J. Jill Group, Inc.* .......................            8,500          148,070
  Netflix, Inc.* .............................           14,700          142,590
                                                                      ----------
TOTAL INTERNET & CATALOG RETAIL                                        4,339,528
                                                                      ----------
  MULTILINE RETAIL 6.1%
  Wal-Mart Stores, Inc. ......................           25,400        1,250,696
  Target Corp. ...............................           14,900          439,848
  Kohls Corp.* ...............................            6,400          389,184
  Costco Wholesale Corp.* ....................           10,300          333,411
  Sears, Roebuck & Co. .......................            7,600          296,400
  Federated Department
    Stores* ..................................            7,300          214,912
  Family Dollar Stores .......................            7,900          212,352
  May Department Stores
    Co .......................................            9,100          207,207
  J.C. Penney Holding Co.,
    Inc ......................................           11,800          187,856
  Dollar General Corp. .......................           12,900          173,118
  Nordstrom, Inc. ............................            7,900          141,726
  Dollar Tree Stores, Inc.* ..................            6,400          141,056
  Big Lots, Inc.* ............................            7,800          123,474
  Dillards, Inc. .............................            5,200          104,936





                                                                          MARKET
                                                                           VALUE
                                                         SHARES         (NOTE 1)
--------------------------------------------------------------------------------
  BJ's Wholesale Club,
    Inc.* ....................................            5,500         $104,555
                                                                      ----------
TOTAL MULTILINE RETAIL                                                 4,320,731
                                                                      ----------
TOTAL CONSUMER
   DISCRETIONARY                                                      28,269,586
                                                                      ----------

INDUSTRIALS 24.8%

  AIR FREIGHT & COURIERS 7.1%
  United Parcel Service,
    Inc ......................................           24,000        1,500,720
  FedEx Corp. ................................           23,000        1,151,610
  Expeditors International
    Washington, Inc. .........................           17,900          500,126
  C.H. Robinson
    Worldwide, Inc. ..........................           14,200          382,122
  CNF Transportation, Inc. ...................           11,800          370,402
  Ryder System, Inc. .........................           13,600          339,048
  JB Hunt Transport
    Services, Inc.* ..........................           11,600          273,180
  Airborne, Inc. .............................           15,400          174,636
  EGL, Inc.* .................................           15,300          168,453
  Forward Air Corp.* .........................            8,700          157,470
  Atlas Air Worldwide
    Holdings, Inc.* ..........................           16,600           40,006
                                                                      ----------
TOTAL AIR FREIGHT & COURIERS                                           5,057,773
                                                                      ----------
  BUILDING PRODUCTS 6.3%
  Masco Corp. ................................           65,000        1,270,750
  American Standard Cos.,
    Inc.* ....................................           14,700          935,214
  Crane Co. ..................................           25,200          497,952
  York International Corp. ...................           16,500          465,300
  Lennox International,
    Inc ......................................           30,400          402,192
  Nortek, Inc.* ..............................            7,100          307,217
  American Woodmark
    Corp .....................................            6,000          304,440
  ElkCorp ....................................           16,551          282,526
                                                                      ----------
TOTAL BUILDING PRODUCTS                                                4,465,591
                                                                      ----------


* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

6

SECTOR ROTATION FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED) September 30, 2002
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------
  TRADING COMPANIES & DISTRIBUTORS 6.1%
  Genuine Parts Co. ...........................         53,900       $1,651,496
  W.W. Grainger,  Inc. ........................         31,100        1,323,305
  Fastenal Co. ................................         33,400        1,054,772
  MSC Industrial Direct
    Co.--Class A* .............................         33,200          352,584
                                                                     ----------
TOTAL TRADING COMPANIES
  & DISTRIBUTORS                                                      4,382,157
                                                                     ----------
  AEROSPACE & DEFENSE 5.3%
  United Technologies
    Corp ......................................           8,300         468,867
  Boeing Co. ..................................          13,700         467,581
  Lockheed Martin Corp. .......................           7,200         465,624
  Honeywell International,
    Inc .......................................          19,400         420,204
  General Dynamics Corp. ......................           4,200         341,586
  Northrop Grumman
    Corp ......................................           2,600         322,504
  Raytheon Co. ................................           9,700         284,210
  L-3 Communications
    Holdings, Inc.* ...........................           3,600         189,720
  Rockwell Collins, Inc. ......................           8,200         179,908
  Alliant Techsystems, Inc.* ..................           2,000         138,500
  B.F. Goodrich Co. ...........................           6,300         118,944
  Empresa Brasileira
    De Aeronautica SA .........................           8,600         114,380
  Precision Castparts Corp. ...................           4,500          97,560
  United Defense
    Industries* ...............................           4,100          96,760
  DRS Technologies, Inc.* .....................           1,300          48,386
                                                                     ----------
TOTAL AEROSPACE & DEFENSE                                             3,754,734
                                                                     ----------
TOTAL INDUSTRIALS                                                    17,660,255
                                                                     ----------

CONSUMER STAPLES 14.4%

  HOUSEHOLD PRODUCTS 7.7%
  Procter & Gamble Co. ........................          23,600       2,109,368
  Colgate-Palmolive Co. .......................          19,400       1,046,630
  Kimberly-Clark Corp. ........................          17,700       1,002,528
  Clorox Co. ..................................          14,200         570,556





                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------
  Dial Corp. ..................................          13,600        $291,856
  Pennzoil-Quaker State,
    Co ........................................          12,000         263,640
  Church & Dwight Co.,
    Inc .......................................           7,300         241,995
                                                                     ----------
TOTAL HOUSEHOLD PRODUCTS                                              5,526,573
                                                                     ----------
  PERSONAL PRODUCTS 6.7%
  Gillette Co. ................................          70,900       2,098,640
  Avon Products, Inc. .........................          25,900       1,193,990
  Estee Lauder Cos., Inc. .....................          23,300         669,642
  Alberto-Culver Co. ..........................           9,700         475,591
  NBTY, Inc.* .................................          23,800         308,924
                                                                     ----------
TOTAL PERSONAL PRODUCTS                                               4,746,787
                                                                     ----------
TOTAL CONSUMER STAPLES                                               10,273,360
                                                                     ----------

FINANCIALS 6.6%

  REAL ESTATE 6.6%
  Equity Office Properties
    Trust .....................................          18,838         486,397
  Simon Property Group,
    Inc .......................................          11,577         413,646
  Equity Residential
    Properties Trust ..........................          15,351         367,503
  Prologis Trust ..............................          13,675         340,644
  Plum Creek Timber Co.,
    Inc .......................................          14,509         328,048
  Public Storage, Inc. ........................          10,035         320,116
  Vornado Realty Trust ........................           8,084         318,914
  Archstone Communities
    Trust .....................................          12,692         303,085
  Boston Property
    Investors .................................           7,985         297,042
  General Growth
    Properties ................................           5,600         288,400
  Brookfield Properties
    Corp ......................................          14,399         277,181
  Duke Realty Corp. ...........................          11,188         275,449
  Kimco Realty Corp. ..........................           7,846         244,011


* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

                                                            SEMI-ANNUAL REPORT 7

SECTOR ROTATION FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED) September 30, 2002
--------------------------------------------------------------------------------


                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------
  Apartment Investment &
    Management Co. ............................
   --Class A ..................................          6,100        $236,985
  Avalonbay Communities,
    Inc .......................................          5,100         213,180
                                                                   -----------
TOTAL REAL ESTATE                                                    4,710,601
                                                                   -----------
TOTAL FINANCIALS                                                     4,710,601
                                                                   -----------

MATERIALS 5.8%

  CONTAINERS & PACKAGING 5.8%
  Ball Corp. ..................................         10,000         503,900
  Bemis Co. ...................................          9,000         444,600
  Smurfit-Stone Container
    Corp.* ....................................         35,300         443,368
  Pactiv Corp.* ...............................         25,500         419,475
  Packaging Corp.
    of America* ...............................         21,100         369,461
  Sonoco Products Co. .........................         16,500         351,615
  Temple-Inland, Inc. .........................          8,600         332,218
  Owens-Illinois, Inc.* .......................         26,100         295,452
  Aptargroup, Inc. ............................          9,200         247,204
  Sealed Air Corp.* ...........................         12,000         202,680
  Silgan Holdings, Inc.* ......................          6,500         184,860
  Crown Cork & Seal Co.,
    Inc.* .....................................         31,200         163,800
  Rock-Tenn Co.--Class A ......................          9,400         144,948
  Packaging Dynamics
    Corp.* ....................................          2,100          11,865
                                                                   -----------
TOTAL CONTAINERS & PACKAGING                                         4,115,446
                                                                   -----------
TOTAL MATERIALS                                                      4,115,446
                                                                   -----------

ENERGY 4.1%

  ENERGY EQUIPMENT & SERVICES 4.1%
  Schlumberger, Ltd. ..........................         10,800         415,368
  Baker Hughes, Inc. ..........................          9,099         264,145
  Transocean Sedco Forex,
    Inc .......................................         11,300         235,040
  Halliburton Co. .............................         16,900         218,179




                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------
  Weatherford International,
    Ltd.* .....................................          5,299        $196,805
  GlobalSantaFe Corp. .........................          8,700         194,445
  Nabors Industries, Ltd.* ....................          5,800         189,950
  BJ Services Co.* ............................          7,200         187,200
  Noble Corp.* ................................          5,599         173,569
  Ensco International, Inc. ...................          6,900         172,776
  Smith International, Inc.* ..................          5,300         155,343
  Diamond Offshore
    Drilling Inc. .............................          7,300         145,635
  Cooper Cameron Corp.* .......................          3,200         133,632
  Pride International, Inc.* ..................          9,400         122,200
  Patterson-Uti Energy,
    Inc.* .....................................          4,700         119,897
                                                                   -----------
TOTAL ENERGY
  EQUIPMENT & SERVICES                                               2,924,184
                                                                   -----------
TOTAL ENERGY                                                         2,924,184
                                                                   -----------
TOTAL COMMON STOCKS
  (Cost $77,336,570)                                                67,953,432
                                                                   -----------
                                                         FACE
                                                       AMOUNT
                                                       ------

REPURCHASE AGREEMENTS 4.6%
Repurchase Agreement
  (Note 2):

  1.85% due 10/01/02 ..........................    $ 1,082,077       1,082,077
  1.83% due 10/01/02 ..........................      1,082,077       1,082,077
  1.75% due 10/01/02 ..........................      1,082,077       1,082,077
                                                                   -----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $3,246,231)                                                  3,246,231
                                                                   -----------
TOTAL INVESTMENTS 100%
  (Cost $80,582,801)                                               $71,199,663
                                                                   ===========

* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

8

CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) September 30, 2002
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS 96.8%

FINANCIALS 22.8%

  BANKS 9.4%
  Bank of America Corp. .......................             80          $5,104
  Wells Fargo & Co. ...........................             90           4,334
  Bank One Corp. ..............................             70           2,618
  Wachovia Corp. ..............................             70           2,288
  US Bancorp ..................................            120           2,230
  Fifth Third Bancorp .........................             30           1,837
  Synovus Financial Corp. .....................             70           1,443
  FleetBoston Financial Corp. .................             70           1,423
  SouthTrust Corp. ............................             50           1,212
  North Fork Bancorporation ...................             30           1,135
  BB&T Corp. ..................................             30           1,051
  AmSouth Bancorp .............................             50           1,037
  MB Financial Corp. ..........................             30           1,005
  Regions Financial Corp. .....................             30             980
  Washington Mutual, Inc. .....................             30             944
  American Financial
    Holdings, Inc. ............................             30             912
  Charter One Financial, Inc. .................             30             892
  Chemical Financial Corp. ....................             30             866
  Bank of New York Co., Inc. ..................             30             862
  National City Corp. .........................             30             856
  New York Community
    Bancorp ...................................             30             845
  PNC Financial Services
    Group, Inc. ...............................             20             843
  Marshall & Ilsley Corp. .....................             30             837
  Community First
    Bankshares, Inc. ..........................             30             836
  Commerce Bancorp,
    Inc./NJ ...................................             20             830
  Union Planters Corp. ........................             30             824
  Investors Financial
    Services Corp. ............................             30             812
  Community Trust
    Bancorp, Inc. .............................             30             807
  Second Bancorp, Inc. ........................             30             802
  Port Financial Corp. ........................             20             800
  CCBT Financial
    Companies, Inc. ...........................             30             785
  Troy Financial Corp. ........................             30             782




                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------
  UMB Financial Corp. .........................             20          $  781
  Camden National Corp. .......................             30             780
  Mellon Financial Corp. ......................             30             778
  Sovereign Bancorp, Inc. .....................             60             774
  Firstfed Financial Corp.* ...................             30             772
  Southwest Bancorp, Inc. .....................             30             755
  Northern Trust Co. ..........................             20             754
  National Commerce
    Financial Corp. ...........................             30             752
  First Bancorp/NC ............................             30             741
  Connecticut Bancshares,
    Inc .......................................             20             741
  Hudson River Bancorp ........................             30             725
  Wesbanco, Inc. ..............................             30             714
  Mainsource Financial
    Group, Inc. ...............................             30             714
  Banknorth Group, Inc. .......................             30             713
  Berkshire Hills
    Bancorp, Inc. .............................             30             705
  CFS Bancorp, Inc. ...........................             50             705
  First Tennessee National
    Corp ......................................             20             693
  St. Francis Capital Corp. ...................             30             690
  Bay View Capital Corp.* .....................            120             680
  First Sentinel Bancorp,
    Inc .......................................             50             677
  Omega Financial Corp. .......................             20             675
  Farmers Capital Bank Corp. ..................             20             667
  Independence Bank Corp. .....................             20             662
  First Essex Bancorp, Inc ....................             20             661
  Amcore Financial, Inc. ......................             30             659
  Commercial Federal Corp. ....................             30             653
  Republic Bancorp ............................             50             650
  Susquehanna Bancshares, Inc. ................             30             650
  Provident Bankshares Corp. ..................             30             647
  ABC Bancorp .................................             50             641
  South Financial Group, Inc. .................             30             633
  Popular, Inc. ...............................             20             632
  First Commonwealth
    Financial Corp. ...........................             50             620
  United Community
    Financial Corp. /OH .......................             70             620
  Banner Corp. ................................             30             606


* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

                                                            SEMI-ANNUAL REPORT 9

CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED) September 30, 2002
--------------------------------------------------------------------------------


                                                                       MARKET
                                                                        VALUE
                                                        SHARES       (NOTE 1)
--------------------------------------------------------------------------------
  Seacoast Financial Services
    Corp ......................................             30         $  602
  Unizan Financial Corp. ......................             30            575
  Superior Financial Corp. ....................             30            564
  Columbia Banking
    System, Inc.* .............................             50            554
  Huntington Bancshares,
    Inc .......................................             30            546
  Integra Bank Corp. ..........................             30            541
  Citizens First Bancorp, Inc. ................             30            539
  First Financial Bancorp .....................             30            534
  German American Bancorp .....................             30            510
  Waypoint Financial Corp. ....................             30            506
  First Charter Corp. .........................             30            497
  Mid-State Bancshares ........................             30            492
  West Coast
    Bancorp/Oregon ............................             30            454
  Riggs National Corp. ........................             30            429
  First Place Financial Corp. .................
    (Warren/Ohio) .............................             30            419
                                                                       ------
TOTAL BANKS                                                            74,914
                                                                       ------
  DIVERSIFIED FINANCIALS 5.0%
  Citigroup, Inc. .............................            310          9,191
  Fannie Mae ..................................             50          2,977
  Morgan Stanley ..............................             70          2,372
  JP Morgan Chase & Co. .......................            120          2,279
  American Express Co. ........................             70          2,183
  Merrill Lynch & Co., Inc. ...................             60          1,977
  Freddie Mac .................................             30          1,677
  Moody's Corp. ...............................             30          1,455
  Goldman Sachs Group, Inc. ...................             20          1,321
  The Bear Stearns Cos., Inc. .................             20          1,128
  Lehman Brothers Holdings,
    Inc .......................................             20            981
  A.G. Edwards, Inc. ..........................             30            959
  Countrywide Credit
    Industries, Inc. ..........................             20            943
  MBNA Corp. ..................................             50            919
  Legg Mason, Inc. ............................             20            851
  Household International,
    Inc .......................................             30            849
  Eaton Vance Corp. ...........................             30            829
  Federated Investors, Inc. ...................             30            810





                                                                       MARKET
                                                                        VALUE
                                                        SHARES       (NOTE 1)
--------------------------------------------------------------------------------
  Neuberger Berman, Inc. ......................             30         $  808
  Charles Schwab Corp. ........................             90            783
  State Street Corp. ..........................             20            773
  T. Rowe Price Group, Inc. ...................             30            749
  SEI Investments Co. .........................             30            716
  Stilwell Financial, Inc. ....................             50            604
  American Capital
    Strategies, Ltd. ..........................             30            565
  Waddell & Reed Financial,
    Inc .......................................             30            530
  Charter Municipal Mortgage
    Acceptance Co. ............................             30            529
                                                                       ------
TOTAL DIVERSIFIED FINANCIALS                                           39,758
                                                                       ------
  REAL ESTATE 4.4%
  Pan Pacific Retail
    Properties, Inc. ..........................             30          1,034
  Home Properties of NY, Inc. .................             30            975
  Urstadt Biddle Properties,
    Inc .......................................             80            948
  Healthcare Realty Trust, Inc. ...............             30            933
  SL Green Realty Corp. .......................             30            922
  HRPT Properties Trust .......................            110            907
  Prentiss Properties Trust ...................             30            868
  Investors Real Estate Trust .................             80            847
  JDN Realty Corp. ............................             70            846
  Keystone Property Trust .....................             50            832
  Post Properties, Inc. .......................             30            779
  Boykin Lodging Co. ..........................             80            770
  La Quinta Properties,
    Inc.* .....................................            160            768
  Capital Automotive Reit .....................             30            749
  Heritage Property
    Investment Trust ..........................             30            749
  Bedford Property
    Investors, Inc. ...........................             30            743
  Eastgroup Properties ........................             30            742
  Kramont Realty Trust ........................             50            740
  Associated Estates Realty
    Corp ......................................             90            729
  Equity Residential
    Properties Trust ..........................             30            718
  US Restaurant Properties,
    Inc .......................................             50            712


* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

10

CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED) September 30, 2002
--------------------------------------------------------------------------------


                                                                       MARKET
                                                                        VALUE
                                                        SHARES       (NOTE 1)
--------------------------------------------------------------------------------
  Cornerstone Realty
    Income Trust, Inc. ........................             80         $  712
  Taubman Centers, Inc. .......................             50            711
  Kilroy Realty Corp. .........................             30            711
  Correctional Properties
    Trust .....................................             30            690
  Equity Inns, Inc. ...........................            110            682
  Corporate Office
    Properties Trust, Inc. ....................             50            677
  Parkway Properties, Inc. ....................             20            677
  Brandywine Realty Trust .....................             30            676
  LNR Property Corp. ..........................             20            667
  Entertainment Properties
    Trust .....................................             30            663
  Winston Hotels, Inc. ........................             90            652
  Felcor Lodging Trust, Inc. ..................             50            641
  Innkeepers USA Trust ........................             80            639
  RAIT Investment Trust .......................             30            618
  Jones Lang LaSalle, Inc.* ...................             30            617
  Glenborough Realty Trust ....................             30            609
  Ramco-Gershenson
    Properties ................................             30            590
  IRT Property Co. ............................             50            588
  Summit Properties, Inc. .....................             30            582
  Anthracite Capital, Inc. ....................             50            565
  Senior Housing
    Properties Trust ..........................             50            561
  Impac Mortgage Holdings,
    Inc .......................................             50            558
  Catellus Development
    Corp.* ....................................             30            554
  RFS Hotel Investors, Inc. ...................             50            550
  Great Lakes Reit ............................             30            524
  Koger Equity, Inc. ..........................             30            507
  Commercial Net Lease
    Realty ....................................             30            484
  Host Marriott Corp. .........................             50            464
  National Health Investors,
    Inc .......................................             30            458
  Meristar Hospitality Corp. ..................             50            430
                                                                       ------
TOTAL REAL ESTATE                                                      35,368
                                                                       ------



                                                                       MARKET
                                                                        VALUE
                                                        SHARES       (NOTE 1)
--------------------------------------------------------------------------------
  INSURANCE 4.0%
  American International
    Group .....................................            130         $7,111
  Marsh & McLennan Cos.,
    Inc .......................................             30          1,249
  MBIA, Inc. ..................................             30          1,198
  Cincinnati Financial Corp. ..................             30          1,067
  Allstate Corp. ..............................             30          1,066
  UnumProvident Corp. .........................             50          1,017
  Safeco Corp. ................................             30            953
  Aflac, Inc. .................................             30            921
  Lincoln National Corp. ......................             30            917
  St. Paul Cos ................................             30            862
  Loews Corp. .................................             20            858
  Prudential Financial, Inc.* .................             30            857
  Hartford Financial Services
    Group, Inc. ...............................             20            820
  Jefferson-Pilot Corp. .......................             20            802
  Harleysville Group, Inc. ....................             30            788
  Principal Financial Group* ..................             30            785
  Arthur J. Gallagher & Co. ...................             30            740
  Delphi Financial Group--
    Class A ...................................             20            728
  Torchmark Corp. .............................             20            685
  Phoenix Cos., Inc. ..........................             50            681
  Travelers Property Casualty
    Corp.--B* .................................             50            677
  Landamerica Financial
    Group, Inc. ...............................             20            658
  Radian Group, Inc. ..........................             20            653
  Selective Insurance Group,
    Inc .......................................             30            652
  Commerce Group, Inc. ........................             20            647
  AON Corp. ...................................             30            615
  Philadelph Consolidated
    Holding Co.* ..............................             20            590
  Fidelity National Financial,
    Inc .......................................             20            575
  Argonaut Group, Inc. ........................             30            518
  Proassurance Corp.* .........................             30            507
  Ohio Casualty Corp.* ........................             30            488
  UICI* .......................................             30            488


* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 11

CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED) September 30, 2002
-------------------------------------------------------------------------------


                                                                       MARKET
                                                                        VALUE
                                                        SHARES       (NOTE 1)
--------------------------------------------------------------------------------
  PMA Capital Corp. ...........................             30        $   450
  Horace Mann Educators .......................             30            441
                                                                      -------
TOTAL INSURANCE                                                        32,064
                                                                      -------
TOTAL FINANCIALS                                                      182,104
                                                                      -------

CONSUMER DISCRETIONARY 14.7%

  MEDIA 3.3%
  Viacom, Inc.--Class B* ......................             90          3,649
  AOL Time Warner, Inc.* ......................            260          3,042
  The Walt Disney Co. .........................            130          1,968
  Liberty Media Corp.* ........................            220          1,580
  Comcast Corp.* ..............................             70          1,460
  Gannett Co. .................................             20          1,444
  New York Times Co.--
    Class A ...................................             30          1,363
  Liberty Corp. ...............................             30          1,074
  Westwood One, Inc.* .........................             30          1,072
  Clear Channel
    Communications* ...........................             30          1,043
  Entercom Communications
    Corp.* ....................................             20            947
  Lamar Advertising Co.* ......................             30            911
  Tribune Co. .................................             20            836
  General Motors--Class H*                                  90            824
  Dow Jones And Company,
    Inc .......................................             20            768
  Cox Communications, Inc.*                                 30            738
  Univision Communications,
    Inc.--A* ..................................             30            684
  John Wiley & Sons, Cl.A .....................             30            660
  Belo Corp. Com Ser A ........................             30            656
  Journal Register Co.* .......................             30            566
  The Reader's Digest
    Association, Inc. .........................             30            470
  Sinclair Broadcast Group,
    Inc.* .....................................             30            411
                                                                      -------
TOTAL MEDIA                                                            26,166
                                                                      -------
  SPECIALTY RETAIL 3.0%
  Home Depot, Inc. ............................            120          3,132
  Bed Bath & Beyond, Inc.*                                  70          2,280
  Autozone, Inc.* .............................             20          1,577
  Staples, Inc.* ..............................            110          1,407
  Lowe's Co. ..................................             30          1,242




                                                                       MARKET
                                                                        VALUE
                                                        SHARES       (NOTE 1)
--------------------------------------------------------------------------------
  Ross Stores, Inc. ...........................             30        $ 1,069
  RadioShack Corp. ............................             50          1,003
  Michaels Stores, Inc.* ......................             20            914
  Hughes Supply, Inc. .........................             30            874
  CDW Computer Centers,
    Inc.* .....................................             20            847
  Charming Shoppes, Inc.* .....................            110            742
  Sherwin-Williams Co. ........................             30            710
  Williams-Sonoma, Inc.* ......................             30            709
  AnnTaylor Stores Corp.* .....................             30            691
  Claire's Stores, Inc. .......................             30            654
  Tiffany & Co. ...............................             30            643
  Office Depot, Inc.* .........................             50            617
  PEP Boys--
    Manny Moe & Jack ..........................             50            613
  Abercrombie & Fitch Co.*                                  30            590
  Autonation, Inc.* ...........................             50            576
  The Gap, Inc. ...............................             50            543
  Petsmart, Inc.* .............................             30            534
  TJX Cos., Inc. ..............................             30            510
  Toys R US, Inc.* ............................             50            509
  Circuit City Stores, Inc. ...................             30            455
  Limited Brands ..............................             30            430
                                                                      -------
TOTAL SPECIALTY RETAIL                                                 23,871
                                                                      -------
  HOTELS RESTAURANTS & LEISURE 2.3%
  International Game
    Technology* ...............................             30          2,074
  Starbucks Corp.* ............................             90          1,859
  Harrahs Entertainment,
    Inc.* .....................................             30          1,446
  Yum! Brands, Inc.* ..........................             50          1,385
  McDonald's Corp. ............................             70          1,236
  Starwood Hotels & Resorts
    Worldwide, Inc. ...........................             50          1,115
  Wendy's International, Inc.                               30            993
  Marriott International, Inc. ................             30            870
  Hilton Hotels Corp. .........................             70            797
  International Speedway Corp. ................
   --Class A ..................................             20            795
  Brinker International, Inc.* ................             30            777
  MGM Mirage* .................................             20            746
  Darden Restaurants, Inc. ....................             30            727
  Bob Evans Farms .............................             30            711
  Traiarc Co.* ................................             30            681


* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

12

CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED) September 30, 2002
--------------------------------------------------------------------------------

                                                                       MARKET
                                                                        VALUE
                                                        SHARES       (NOTE 1)
--------------------------------------------------------------------------------
  Landry's Seafood Restaurants,
    Inc .......................................             30         $  678
  Park Place Entertainment
    Corp.* ....................................             80            636
  The Cheesecake Factory* .....................             20            597
  Gaylord Entertainment Co.*                                30            568
                                                                       ------
TOTAL HOTELS
  RESTAURANTS & LEISURE                                                18,691
                                                                       ------
  MULTILINE RETAIL 2.1%
  Wal-Mart Stores, Inc. .......................            130          6,401
  Target Corp. ................................             50          1,476
  Kohls Corp.* ................................             20          1,216
  May Department Stores Co. ...................             50          1,139
  Costco Wholesale Corp.* .....................             30            971
  Dollar General Corp. ........................             70            940
  Federated Department
    Stores* ...................................             30            883
  Family Dollar Stores ........................             30            806
  J.C. Penney Holding Co.,
    Inc .......................................             50            796
  Sears, Roebuck & Co. ........................             20            780
  Dollar Tree Stores, Inc.* ...................             30            661
  Saks, Inc.* .................................             50            527
  Big Lots, Inc.* .............................             30            475
                                                                       ------
TOTAL MULTILINE RETAIL                                                 17,071
                                                                       ------
  HOUSEHOLD DURABLES 1.4%
  Fortune Brands, Inc. ........................             30          1,419
  Black & Decker Corp. ........................             30          1,258
  Mohawk Industries, Inc.* ....................             20            993
  Newell Rubbermaid, Inc. .....................             30            926
  National Presto
    Industries, Inc. ..........................             30            867
  Kimball International .......................             60            829
  MDC Holdings, Inc. ..........................             20            706
  Standard Pacific Corp. ......................             30            701
  Maytag Corp. ................................             30            695
  Bassett Furniture
    Industries, Inc. ..........................             50            689
  Stanley Works ...............................             20            653
  Russ Berrie & Co., Inc. .....................             20            600
  Leggett & Platt, Inc. .......................             30            594
                                                                       ------
TOTAL HOUSEHOLD DURABLES                                               10,930
                                                                       ------




                                                                       MARKET
                                                                        VALUE
                                                        SHARES       (NOTE 1)
--------------------------------------------------------------------------------
  AUTO COMPONENTS 0.8%
  TRW, Inc. ...................................             20        $ 1,171
  Delphi Corp. ................................            110            941
  Lear Corp.* .................................             20            833
  Gentex Corp.* ...............................             30            815
  Autoliv, Inc. ...............................             30            632
  Modine Manufacturing Co. ....................             30            571
  Tower Automotive, Inc.* .....................             80            536
  Wabtec Corp. ................................             30            422
  Dana Corp. ..................................             30            392
                                                                      -------
TOTAL AUTO COMPONENTS                                                   6,313
                                                                      -------
  TEXTILES & APPAREL 0.6%
  Jones Apparel Group, Inc.* ..................             30            921
  Coach, Inc.* ................................             30            768
  Liz Claiborne, Inc. .........................             30            748
  Kellwood Co. ................................             30            686
  Wellman, Inc. ...............................             50            683
  Stride Rite Corp. ...........................             80            633
  Wolverine World Wide, Inc. ..................             30            450
                                                                      -------
TOTAL TEXTILES & APPAREL                                                4,889
                                                                      -------
  LEISURE EQUIPMENT & PRODUCTS 0.5%
  Mattel, Inc. ................................            100          1,801
  Eastman Kodak Co. ...........................             50          1,362
  Hasbro, Inc. ................................             60            668
  Brunswick Corp. .............................             30            631
                                                                      -------
TOTAL LEISURE
  EQUIPMENT & PRODUCTS                                                  4,462
                                                                      -------
  AUTOMOBILES 0.5%
  Harley-Davidson, Inc. .......................             30          1,393
  Ford Motor Co. ..............................            130          1,274
  General Motors Corp. ........................             30          1,167
                                                                      -------
TOTAL AUTOMOBILES                                                       3,834
                                                                      -------
  INTERNET & CATALOG RETAIL 0.1%
  Amazon.com, Inc.* ...........................             60            956
                                                                      -------
TOTAL INTERNET & CATALOG RETAIL                                           956
                                                                      -------
  DISTRIBUTORS 0.1%
  Applied Industrial
    Technologies,Inc ..........................             30            508
                                                                      -------
TOTAL DISTRIBUTORS                                                        508
                                                                      -------
TOTAL CONSUMER
   DISCRETIONARY                                                      117,691
                                                                      -------


* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 13

CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED )September 30, 2002
--------------------------------------------------------------------------------


                                                                   MARKET
                                                                    VALUE
                                                      SHARES     (NOTE 1)
--------------------------------------------------------------------------------
HEALTH CARE 12.9%

  PHARMACEUTICALS 5.4%
  Pfizer, Inc. ................................          320       $9,286
  Johnson & Johnson ...........................          140        7,571
  Merck & Co., Inc. ...........................          120        5,485
  Abbott Laboratories .........................           80        3,232
  Eli Lilly & Co. .............................           50        2,767
  Pharmacia Corp. .............................           70        2,722
  Bristol-Myers Squibb Co.                               110        2,618
  Wyeth .......................................           70        2,226
  Schering-Plough Corp. .......................           80        1,706
  Allergan, Inc. ..............................           30        1,632
  Mylan Laboratories ..........................           30          982
  King Pharmaceuticals, Inc.* .................           50          908
  Watson Pharmaceutical,
    Inc.* .....................................           30          735
  Andrx Corp.* ................................           30          665
  IVAX Corp.* .................................           50          614
                                                                   ------
TOTAL PHARMACEUTICALS                                              43,149
                                                                   ------
  HEALTH CARE PROVIDERS & SERVICES 3.6%
  WellPoint Health Networks* ..................           30        2,199
  AmerisourceBergen Corp. .....................           30        2,143
  Anthem, Inc.* ...............................           30        1,950
  Cardinal Health, Inc. .......................           30        1,866
  Tenet Healthcare Corp.* .....................           30        1,485
  HCA, Inc. ...................................           30        1,428
  McKesson Corp. ..............................           50        1,416
  Quest Diagnostics, Inc.* ....................           20        1,231
  Oxford Health Plans, Inc.* ..................           30        1,168
  Express Scripts, Inc.* ......................           20        1,090
  Aetna, Inc. .................................           30        1,074
  Laboratory Corp. of
    America Holdings* .........................           30        1,013
  Health Management
    Associates, Inc.* .........................           50        1,011
  Lincare Holdings, Inc.* .....................           30          931
  Caremark RX, Inc.* ..........................           50          850
  First Health Group Corp.* ...................           30          814
  Service Corp. International* ................          220          770
  Triad Hospitals, Inc.* ......................           20          759
  Gentiva Health Services,
    Inc.* .....................................           90          744
  Pacificare Health Systems,
    Inc.--Class A* ............................           30          693





                                                                   MARKET
                                                                    VALUE
                                                      SHARES     (NOTE 1)
--------------------------------------------------------------------------------
  AdvancePCS* .................................           30       $  676
  Manor Care, Inc. ............................           30          674
  US Oncology, Inc.* ..........................           80          649
  Health Net, Inc.* ...........................           30          644
  Stewart Enterprises, Inc.* ..................          120          612
  PSS World Medical, Inc.* ....................           80          532
  Quintiles Transnational
    Corp.* ....................................           50          476
                                                                   ------
TOTAL HEALTH CARE
  PROVIDERS & SERVICES                                             28,898
                                                                   ------
  HEALTH CARE
    EQUIPMENT & SUPPLIES 2.0%
  Medtronic, Inc. .............................           50        2,106
  Stryker Corp.* ..............................           30        1,728
  Biomet, Inc. ................................           50        1,332
  Zimmer Holdings, Inc.* ......................           30        1,150
  St. Jude Medical, Inc.* .....................           30        1,071
  Guidant Corp.* ..............................           30          969
  Boston Scientific Corp.* ....................           30          947
  Baxter International, Inc. ..................           30          917
  Applera Corp.-Applied
    Biosystem Group ...........................           50          915
  Varian Medical Systems,
    Inc.* .....................................           20          860
  Becton Dickinson & Co. ......................           30          852
  Dentsply International,
    Inc .......................................           20          803
  Beckman Coulter, Inc. .......................           20          774
  Steris Corp.* ...............................           30          747
  Apogent Technologies, Inc.* .................           30          560
                                                                   ------
TOTAL HEALTH CARE
  EQUIPMENT & SUPPLIES                                             15,731
                                                                   ------
  BIOTECHNOLOGY 1.9%
  Amgen, Inc.* ................................           50        2,085
  Idec Pharmaceuticals Corp.* .................           30        1,246
  Chiron Corp.* ...............................           30        1,048
  Medimmune, Inc.* ............................           50        1,043
  Genzyme Corp.--
    General Division* .........................           50        1,030
  Gilead Sciences, Inc.* ......................           30        1,006
  Genentech, Inc.* ............................           30          979
  Biogen, Inc.* ...............................           30          878
  Cephalon, Inc.* .............................           20          816


* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

14

CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED) September 30, 2002
--------------------------------------------------------------------------------


                                                                     MARKET
                                                                      VALUE
                                                       SHARES      (NOTE 1)
--------------------------------------------------------------------------------
  Charles River Laboratories
    International, Inc.* ......................            20       $   785
  Monsanto Co. ................................            50           765
  Millennium
    Pharmaceuticals, Inc.* ....................            80           746
  Invitrogen Corp.* ...........................            20           681
  Cell Genesys, Inc.* .........................            50           603
  Protein Design Labs, Inc.*                               70           581
  Abgenix, Inc.* ..............................            80           519
  Celgene Corp.* ..............................            30           505
                                                                    -------
TOTAL BIOTECHNOLOGY                                                  15,316
                                                                    -------
TOTAL HEALTH CARE                                                   103,094
                                                                    -------

INDUSTRIALS 12.0%

  COMMERCIAL SERVICES & SUPPLIES 4.3%
  3M Co. ......................................            20         2,199
  Pitney Bowes, Inc. ..........................            50         1,524
  Fiserv, Inc.* ...............................            50         1,404
  H&R Block, Inc. .............................            30         1,260
  Cintas Corp. ................................            30         1,258
  IMS Health, Inc.--Class B ...................            80         1,198
  Avery Dennison Corp. ........................            20         1,140
  Choicepoint, Inc.* ..........................            30         1,069
  Automatic Data
    Processing, Inc. ..........................            30         1,043
  Dun & Bradstreet Corp.* .....................            30         1,008
  Cendant Corp.* ..............................            90           968
  University Of Phoenix
    Online* ...................................            30           964
  Career Education Corp.* .....................            20           960
  Deluxe Corp. ................................            20           901
  DST Systems, Inc.* ..........................            30           884
  Manpower, Inc. ..............................            30           880
  Apollo Group, Inc.* .........................            20           871
  First Data Corp. ............................            30           838
  Robert Half International,
    Inc .......................................            50           793
  United Stationers, Inc.* ....................            30           789
  ServiceMaster Co. ...........................            70           760
  Convergys Corp.* ............................            50           752
  Paychex, Inc. ...............................            30           730
  Ionics, Inc.* ...............................            30           714
  Ceridian Corp.--New* ........................            50           713
  Banta Corp. .................................            20           710




                                                                     MARKET
                                                                      VALUE
                                                       SHARES      (NOTE 1)
--------------------------------------------------------------------------------
  Waste Management, Inc. ......................            30       $   700
  MPS Group, Inc.* ............................           120           696
  G & K Services, Inc. ........................            20           677
  Equifax, Inc. ...............................            30           652
  Spherion Corp.* .............................            90           635
  Viad Corp. ..................................            30           613
  Certegy, Inc.* ..............................            30           603
  Bowne & Co., Inc. ...........................            60           600
  Sabre Group Holdings* .......................            30           581
  Herman Miller, Inc. .........................            30           533
  Wallace Computer
    Services, Inc. ............................            30           530
  The Bisys Group, Inc.* ......................            30           501
  Concord EFS, Inc.* ..........................            30           476
                                                                    -------
TOTAL COMMERCIAL
  SERVICES & SUPPLIES                                                34,127
                                                                    -------
  MACHINERY 2.0%
  Danaher Corp. ...............................            30         1,705
  ITT Industries, Inc. ........................            20         1,247
  Parker Hannifin Corp. .......................            30         1,146
  Caterpillar, Inc. ...........................            30         1,117
  Paccar, Inc. ................................            30         1,014
  Kennametal, Inc. ............................            30           964
  Deere & Co. .................................            20           909
  Mueller Industries, Inc.* ...................            30           777
  Dover Corp. .................................            30           761
  Briggs & Stratton Corp. .....................            20           751
  SPS Technologies, Inc.* .....................            30           748
  Thomas Industries, Inc. .....................            30           744
  Reliance Steel &
    Aluminum Co. ..............................            30           655
  ESCO Technologies, Inc.* ....................            20           646
  Kaydon Corp. ................................            30           601
  IDEX Corp. ..................................            20           571
  Regal-Beloit Corp. ..........................            30           513
  Terex Corp.* ................................            30           507
  Trinity Industries, Inc. ....................            30           494
  Kadant, Inc.* ...............................            30           405
                                                                    -------
TOTAL MACHINERY                                                      16,275
                                                                    -------
  INDUSTRIAL CONGLOMERATES 1.7%
  General Electric Co. ........................           490        12,079
  Textron, Inc. ...............................            30         1,023
  Standex International Corp. .................            30           608
                                                                    -------
TOTAL INDUSTRIAL CONGLOMERATES                                       13,710
                                                                    -------


* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 15

CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED) September 30, 2002
--------------------------------------------------------------------------------

                                                                   MARKET
                                                                    VALUE
                                                      SHARES     (NOTE 1)
--------------------------------------------------------------------------------
  AEROSPACE & DEFENSE 1.3%
  Lockheed Martin Corp. .......................           30       $1,940
  Boeing Co. ..................................           50        1,706
  United Technologies Corp. ...................           30        1,695
  Honeywell International,
    Inc .......................................           60        1,300
  L-3 Communications
    Holdings, Inc.* ...........................           20        1,054
  Raytheon Co. ................................           30          879
  Rockwell Collins, Inc. ......................           30          658
  Kaman Corp.--Class  A .......................           50          613
  B. F. Goodrich Co. ..........................           30          566
                                                                   ------
TOTAL AEROSPACE & DEFENSE                                          10,411
                                                                   ------
  ROAD & RAIL 0.8%
  Norfolk Southern Corp. ......................           50        1,010
  Yellow Corp.* ...............................           30          885
  Arkansas Best Corp.* ........................           30          861
  USFreightways Corp. .........................           30          861
  CSX Corp. ...................................           30          791
  Florida East Coast Industries ...............           30          708
  Kansas City Southern* .......................           50          620
  Werner Enterprises, Inc. ....................           30          551
                                                                   ------
TOTAL ROAD & RAIL                                                   6,287
                                                                   ------
  ELECTRICAL EQUIPMENT 0.6%
  Emerson Electric Co. ........................           30        1,318
  Energizer Holdings, Inc.* ...................           30          912
  Molex, Inc. .................................           30          706
  Thomas & Betts Corp.* .......................           50          704
  Rockwell Automation, Inc. ...................           30          488
  Belden, Inc. ................................           30          403
                                                                   ------
TOTAL ELECTRICAL EQUIPMENT                                          4,531
                                                                   ------
  AIR FREIGHT & COURIERS 0.5%
  United Parcel Service, Inc.                             20        1,251
  FedEx Corp. .................................           20        1,001
  Expeditors International
    Washington, Inc. ..........................           30          838
  Airborne, Inc. ..............................           50          567
                                                                   ------
TOTAL AIR FREIGHT & COURIERS                                        3,657
                                                                   ------







                                                                   MARKET
                                                                    VALUE
                                                      SHARES     (NOTE 1)
--------------------------------------------------------------------------------
  TRADING COMPANIES & DISTRIBUTORS 0.3%
  Fastenal Co. ................................           30       $  947
  Genuine Parts Co. ...........................           30          919
  Lawson Products .............................           30          875
                                                                   ------
TOTAL TRADING COMPANIES
  & DISTRIBUTORS                                                    2,741
                                                                   ------
  AIRLINES 0.2%
  Southwest Airlines Co. ......................           50          653
  Alaska Air Group, Inc.* .....................           30          531
  Delta Air Lines, Inc. .......................           50          464
                                                                   ------
TOTAL AIRLINES                                                      1,648
                                                                   ------
  BUILDING PRODUCTS 0.1%
  Masco Corp. .................................           30          586
  Lennox International, Inc. ..................           30          397
                                                                   ------
TOTAL BUILDING PRODUCTS .......................                       983
                                                                   ------
  MARINE 0.1%
  Alexander & Baldwin, Inc. ...................           30          668
                                                                   ------
TOTAL MARINE ..................................                       668
                                                                   ------
  CONSTRUCTION & ENGINEERING 0.1%
  Dycom Industries, Inc.* .....................           50          458
                                                                   ------
TOTAL CONSTRUCTION
  & ENGINEERING                                                       458
                                                                   ------
TOTAL INDUSTRIALS                                                  95,496
                                                                   ------

INFORMATION TECHNOLOGY 11.3%

  SOFTWARE 3.5%
  Microsoft Corp.* ............................          220        9,612
  Electronic Arts, Inc.* ......................           30        1,979
  Oracle Corp.* ...............................          220        1,729
  Veritas Software Corp.* .....................          100        1,471
  Intuit, Inc.* ...............................           30        1,366
  Synopsys, Inc.* .............................           30        1,144
  Symantec Corp.* .............................           30        1,009
  Computer Associates
    International, Inc. .......................          100          960
  Adobe Systems, Inc. .........................           50          955


* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

16


CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED) September 30, 2002
--------------------------------------------------------------------------------


                                                                       MARKET
                                                                        VALUE
                                                        SHARES       (NOTE 1)
--------------------------------------------------------------------------------
  Peoplesoft, Inc.* ...........................             70         $  866
  Imation Corp.* ..............................             30            850
  Cadence Design Systems,
    Inc.* .....................................             80            814
  Novell, Inc.* ...............................            360            756
  Reynolds & Reynolds Co.
   --Class A ..................................             30            673
  Fair Isaac & Co., Inc. ......................             20            654
  BMC Software, Inc.* .........................             50            653
  Siebel Systems, Inc.* .......................            110            632
  BEA Systems, Inc.* ..........................            120            622
  Network Associates, Inc.*                                 50            532
  Mercury Interactive Corp.*                                30            515
                                                                       ------
TOTAL SOFTWARE                                                         27,792
                                                                       ------
  SEMICONDUCTOR EQUIPMENT
    & PRODUCTS 2.3%
  Intel Corp. .................................            350          4,861
  Texas Instruments, Inc. .....................            100          1,477
  KLA-Tencor Corp.* ...........................             50          1,397
  Applied Materials, Inc.* ....................            110          1,270
  Microchip Technology, Inc.* .................             60          1,227
  Altera Corp.* ...............................            110            954
  QLogic Corp.* ...............................             30            781
  LSI Logic Corp.* ............................            120            762
  Maxim Integrated
    Products, Inc.* ...........................             30            743
  Novellus Systems, Inc.* .....................             30            624
  Linear Technology Corp. .....................             30            622
  Micron Technology, Inc.* ....................             50            619
  National Semiconductor
    Corp.* ....................................             50            597
  Analog Devices, Inc.* .......................             30            591
  Broadcom Corp.* .............................             50            534
  Advanced Micro Devices,
    Inc.* .....................................             90            481
  Teradyne, Inc.* .............................             50            480
  Intersil Corp.* .............................             30            389
                                                                       ------
TOTAL SEMICONDUCTOR
  EQUIPMENT & PRODUCTS                                                 18,409
                                                                       ------
  COMPUTERS & PERIPHERALS 2.1%
  International Business
    Machines Corp. ............................             90         $5,255
  Dell Computer Corp.* ........................            120          2,822
  Hewlett-Packard Co. .........................            180          2,101
  Lexmark International
    Group, Inc.--Class A* .....................             30          1,410
  Apple Computer, Inc.* .......................             70          1,015
  Sun Microsystems, Inc.* .....................            290            751
  Electronics For Imaging* ....................             50            746
  EMC Corp./
    Massachusetts* ............................            160            731
  Network Appliance, Inc.* ....................             90            660
  NCR Corp.* ..................................             30            594
  Iomega Corp.* ...............................             50            535
  Maxtor Corp.* ...............................            200            522
                                                                       ------
TOTAL COMPUTERS & PERIPHERALS                                          17,142
                                                                       ------
  COMMUNICATIONS EQUIPMENT 1.4%
  Cisco Systems, Inc.* ........................            390          4,087
  Motorola, Inc. ..............................            150          1,527
  Qualcomm, Inc.* .............................             50          1,381
  JDS Uniphase Corp.* .........................            370            721
  Harris Corp. ................................             20            670
  Scientific-Atlanta, Inc. ....................             50            625
  Corning, Inc.* ..............................            360            576
  Tellabs, Inc.* ..............................            130            529
  Brocade Communications
    Systems, Inc.* ............................             70            527
  Juniper Networks, Inc.* .....................             90            432
                                                                       ------
TOTAL COMMUNICATIONS
  EQUIPMENT                                                            11,075
                                                                       ------
  ELECTRONIC EQUIPMENT &
    INSTRUMENTS 1.0%
  Fisher Scientific
    International* ............................             30            910
  Jabil Circuit, Inc.* ........................             50            739
  Waters Corp.* ...............................             30            727
  Diebold, Inc. ...............................             20            658
  Millipore Corp. .............................             20            636
  Anixter International, Inc.* ................             30            618


* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 17

CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED) September 30, 2002
--------------------------------------------------------------------------------


                                                                       MARKET
                                                                        VALUE
                                                        SHARES       (NOTE 1)
--------------------------------------------------------------------------------
  Solectron Corp.* ............................            280        $   591
  Coherent, Inc.* .............................             30            548
  Symbol Technologies, Inc. ...................             70            537
  Mettler-Toledo
    International, Inc.* ......................             20            520
  Thermo Electron Corp.* ......................             30            484
  Agilent Technologies, Inc.* .................             30            392
  Arrow Electronics, Inc.* ....................             30            379
                                                                      -------
TOTAL ELECTRONIC EQUIPMENT
  & INSTRUMENTS                                                         7,739
                                                                      -------
  IT CONSULTING & SERVICES 0.6%
  SunGard Data Systems, Inc.*                               70          1,361
  Affiliated Computer Services,
    Inc.--Class A* ............................             30          1,277
  Computer Sciences Corp.*                                  30            834
  Unisys Corp. ................................             90            630
  Gartner Group, Inc.--
    Class A* ..................................             70            567
  Electronic Data Systems
    Corp ......................................             30            419
                                                                      -------
TOTAL IT CONSULTING & SERVICES                                          5,088
                                                                      -------
  INTERNET SOFTWARE & SERVICES 0.3%
  Yahoo, Inc.* ................................            110          1,053
  Earthlink, Inc.* ............................            130            694
  WebMD Corp.* ................................             90            454
                                                                      -------
TOTAL INTERNET SOFTWARE
  & SERVICES                                                            2,201
                                                                      -------
  OFFICE ELECTRONICS 0.1%
  Xerox Corp.* ................................            140            693
                                                                      -------
TOTAL OFFICE ELECTRONICS                                                  693
                                                                      -------
TOTAL INFORMATION
   TECHNOLOGY                                                          90,139
                                                                      -------

CONSUMER STAPLES 6.1%

  BEVERAGES 1.4%
  Coca-Cola Co. ...............................            100          4,796
  PepsiCo., Inc. ..............................             90          3,326
  Anheuser-Busch Cos., Inc. ...................             30          1,518
  Coca-Cola Enterprises, Inc. .................             60          1,274
  Pepsi Bottling Group, Inc. ..................             30            702
                                                                      -------
TOTAL BEVERAGES                                                        11,616
                                                                      -------
  FOOD PRODUCTS 1.3%
  Archer-Daniels-Midland Co.                               100        $ 1,251
  Hershey Foods Corp. .........................             20          1,241
  General Mills, Inc. .........................             20            888
  Corn Products
    International, Inc. .......................             30            862
  Dean Foods Co.* .............................             20            796
  Conagra Foods, Inc. .........................             30            745
  JM Smucker Co. ..............................             20            734
  McCormick & Co., Inc. .......................             30            684
  Flowers Foods, Inc.* ........................             30            682
  Ralcorp Holdings, Inc.* .....................             30            638
  Sensient Technologies Corp. .................             30            634
  Tyson Foods, Inc.--Class A ..................             50            582
  Sara Lee Corp. ..............................             30            549
                                                                      -------
TOTAL FOOD PRODUCTS                                                    10,286
                                                                      -------
  HOUSEHOLD PRODUCTS 1.2%
  Procter & Gamble Co. ........................             50          4,469
  Kimberly-Clark Corp. ........................             30          1,699
  Colgate-Palmolive Co. .......................             30          1,619
  Clorox Co. ..................................             30          1,205
  Dial Corp. ..................................             30            644
                                                                      -------
TOTAL HOUSEHOLD PRODUCTS                                                9,636
                                                                      -------
  FOOD & DRUG RETAILING 1.0%
  Walgreen Co. ................................             50          1,538
  Whole Foods Market, Inc.* ...................             20            857
  Sysco Corp. .................................             30            852
  CVS Corp. ...................................             30            760
  Albertson's, Inc. ...........................             30            725
  Kroger Co.* .................................             50            705
  Longs Drug Stores Corp. .....................             30            693
  Safeway, Inc.* ..............................             30            669
  Casey's General Stores, Inc. ................             50            577
  Ruddick Corp. ...............................             30            456
                                                                      -------
TOTAL FOOD & DRUG RETAILING                                             7,832
                                                                      -------
  TOBACCO 0.8%
  Philip Morris Cos., Inc. 110 ................            110          4,268
  Universal Corp. Va ..........................             30          1,052
  UST, Inc. ...................................             30            846
                                                                      -------
TOTAL TOBACCO                                                           6,166
                                                                      -------



* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

18

CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED) September 30, 2002
--------------------------------------------------------------------------------


                                                                       MARKET
                                                                        VALUE
                                                        SHARES       (NOTE 1)
--------------------------------------------------------------------------------
  PERSONAL PRODUCTS 0.4%
  Gillette Co. ................................             60        $ 1,776
  Avon Products, Inc. .........................             20            922
  Estee Lauder Cos., Inc. .....................             30            862
                                                                      -------
TOTAL PERSONAL PRODUCTS                                                 3,560
                                                                      -------
TOTAL CONSUMER STAPLES                                                 49,096
                                                                      -------

ENERGY 5.7%

  OIL & GAS 4.4%
  Exxon Mobil Corp. ...........................            390         12,441
  ChevronTexaco Corp. .........................             50          3,462
  Apache Corp. ................................             30          1,783
  Devon Energy Corp. ..........................             30          1,447
  Kerr-McGee Corp. ............................             30          1,303
  Burlington Resources, Inc.                                30          1,151
  Marathon Oil Corp. ..........................             50          1,134
  EOG Resources, Inc. .........................             30          1,079
  Noble Energy, Inc. ..........................             30          1,019
  Ocean Energy, Inc. ..........................             50            997
  Unocal Corp. ................................             30            942
  Western Gas Resources, Inc.                               30            938
  ConocoPhillips ..............................             20            925
  Anardarko Petroleum Corp.                                 20            891
  Valero Energy Corp. .........................             30            794
  Pioneer Natural
    Resources Co.* ............................             30            728
  St. Mary Land &
    Exploration Co. ...........................             30            717
  Tom Brown, Inc.* ............................             30            687
  Pogo Producing Co. ..........................             20            681
  Vintage Petroleum, Inc. .....................             60            648
  Cabot Oil & Gas Corp.--
    Class A ...................................             30            645
  XTO Energy, Inc. ............................             30            618
                                                                      -------
TOTAL OIL & GAS                                                        35,030
                                                                      -------
  ENERGY EQUIPMENT & SERVICES 1.2%
  Halliburton Co. .............................            100          1,291
  Smith International, Inc.* ..................             30            879
  Baker Hughes, Inc. ..........................             30            871
  Cooper Cameron Corp.* .......................             20            835
  Seacor Smit, Inc.* ..........................             20            820
  BJ Services Co.* ............................             30            780







                                                                       MARKET
                                                                        VALUE
                                                        SHARES       (NOTE 1)
--------------------------------------------------------------------------------
  Patterson-Uti Energy, Inc.* .................             30        $   765
  Ensco International, Inc. ...................             30            751
  Lufkin Industries, Inc. .....................             30            738
  Veritas DGC, Inc.* ..........................             60            649
  National-Oilwell, Inc.* .....................             30            582
  Rowan Companies, Inc. .......................             30            559
                                                                      -------
TOTAL ENERGY
  EQUIPMENT & SERVICES                                                  9,520
                                                                      -------
  ELECTRIC UTILITIES 0.1%
  Westar Energy, Inc. .........................             80            805
                                                                      -------
TOTAL ELECTRIC UTILITIES                                                  805
                                                                      -------
TOTAL ENERGY                                                           45,355
                                                                      -------

UTILITIES 4.6%

  ELECTRIC UTILITIES 2.9%
  Entergy Corp. ...............................             30          1,248
  WPS Resources Corp. .........................             30          1,063
  PP&L Corp. ..................................             30            976
  Exelon Corp. ................................             20            950
  Cinergy Corp. ...............................             30            943
  CH Energy Group, Inc. .......................             20            939
  Public Service Enterprise
    Group, Inc. ...............................             30            915
  PG & E Corp.* ...............................             80            901
  FirstEnergy Corp. ...........................             30            897
  Central Vermont Public
    Service Corp. .............................             50            881
  The Southern Co. ............................             30            863
  American Electric Power
    Co., Inc. .................................             30            855
  Northeast Utilities .........................             50            845
  XCEL Energy, Inc. ...........................             90            838
  Consolidated Edison, Inc. ...................             20            804
  Black Hills Corp. ...........................             30            786
  Unisource Energy Corp.
    Hld. Co. ..................................             50            762
  DQE, Inc. ...................................             50            750
  Constellation Energy
    Group, Inc. ...............................             30            744
  UIL Holdings Corp. ..........................             20            709
  Reliant Energy, Inc. ........................             70            701
  Cleco Corp. .................................             50            673


* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 19

CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED) September 30, 2002
--------------------------------------------------------------------------------


                                                                       MARKET
                                                                        VALUE
                                                        SHARES       (NOTE 1)
--------------------------------------------------------------------------------
  Edison International* .......................             60         $  600
  El Paso Electric Co.* .......................             50            594
  PNM Resources, Inc. .........................             30            594
  Alliant Energy Corp. ........................             30            578
  Empire District Electric
    Co ........................................             30            507
  DPL, Inc. ...................................             30            494
  Allegheny Energy, Inc. ......................             30            393
                                                                       ------
TOTAL ELECTRIC UTILITIES                                               22,803
                                                                       ------
  GAS UTILITIES 1.3%
  Kinder Morgan, Inc. .........................             30          1,063
  Oneok, Inc. .................................             50            945
  Northwest Natural Gas Co. ...................             30            881
  Energen Corp. ...............................             30            759
  WGL Holdings, Inc. ..........................             30            717
  Piedmont Natural Gas Co. ....................             20            709
  Southern Union Co.* .........................             60            678
  Southwest Gas Corp. .........................             30            668
  AGL Resources, Inc. .........................             30            663
  New Jersey Resources
    Corp ......................................             20            658
  South Jersey Industries, Inc. ...............             20            653
  Nui Corp. ...................................             30            648
  Atmos Energy Corp. ..........................             30            645
  NiSource, Inc. ..............................             30            517
  El Paso Corp. ...............................             50            414
                                                                       ------
TOTAL GAS UTILITIES                                                    10,618
                                                                       ------
  MULTI-UTILITIES 0.3%
  Duke Energy Corp. ...........................             50            977
  Avista Corp. ................................             50            560
  Sierra Pacific Resources ....................             90            549
  Northwestern Corp. ..........................             50            488
                                                                       ------
TOTAL MULTI-UTILITIES                                                   2,574
                                                                       ------
  WATER UTILITIES 0.1%
  American States Water Co. ...................             30            787
                                                                       ------
TOTAL WATER UTILITIES                                                     787
                                                                       ------
TOTAL UTILITIES                                                        36,782
                                                                       ------


                                                                       MARKET
                                                                        VALUE
                                                        SHARES       (NOTE 1)
--------------------------------------------------------------------------------
MATERIALS 4.3%
  CHEMICALS 2.2%
  E.I.Du Pont  de Nemours
    & Co. .....................................             50         $1,803
  Praxair, Inc. ...............................             30          1,533
  Dow Chemical Co. ............................             50          1,365
  PPG Industries, Inc. ........................             30          1,341
  Ecolab, Inc. ................................             30          1,252
  Rohm & Haas Co. .............................             30            930
  Crompton Corp. ..............................             90            905
  HB Fuller Co. ...............................             30            798
  Millennium Chemicals, Inc. ..................             80            790
  Valspar Corp. ...............................             20            746
  Minerals Technologies, Inc. .................             20            741
  Great Lakes Chemical Co. ....................             30            721
  Engelhard Corp. .............................             30            715
  PolyOne Corp. ...............................             80            687
  Cytec Industries, Inc.* .....................             30            659
  International Flavors &
    Fragrances, Inc. ..........................             20            637
  Solutia, Inc. ...............................            120            626
  Arch Chemicals, Inc. ........................             30            532
  A. Schulman, Inc. ...........................             30            520
                                                                       ------
TOTAL CHEMICALS                                                        17,301
                                                                       ------
  METALS & MINING 0.9%
  Newmont Mining Corp. ........................             80          2,201
  Alcoa, Inc. .................................             50            965
  Worthington Industries ......................             50            935
  Phelps Dodge Corp.* .........................             30            769
  Quanex Corp. ................................             20            694
  USEC, Inc. ..................................             90            563
  Brush Engineered
    Materials, Inc.* ..........................             70            546
  Commercial Metal Co. ........................             30            538
                                                                       ------
TOTAL METALS & MINING                                                   7,211
                                                                       ------
  PAPER & FOREST PRODUCTS 0.6%
  International Paper Co. .....................             30          1,002
  Potlatch Corp. ..............................             30            861
  Georgia-Pacific Corp. .......................             60            785


* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

20

CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED) September 30, 2002
--------------------------------------------------------------------------------


                                                                    MARKET
                                                                     VALUE
                                                      SHARES      (NOTE 1)
--------------------------------------------------------------------------------
  Louisiana-Pacific Corp.* ....................          120      $    776
  MeadWestvaco Corp. ..........................           30           576
  Wausau-Mosinee Paper
    Corp ......................................           50           461
                                                                  --------
TOTAL PAPER & FOREST PRODUCTS                                        4,461
                                                                  --------
  CONTAINERS & PACKAGING 0.4%
  Greif Bros Corp. ............................           30           735
  Crown Cork & Seal Co.,
    Inc.* .....................................          120           630
  Smurfit-Stone Container
    Corp.* ....................................           50           628
  Longview Fibre Co. ..........................           80           555
  Sealed Air Corp.* ...........................           30           507
                                                                  --------
TOTAL CONTAINERS & PACKAGING                                         3,055
                                                                  --------
  CONSTRUCTION MATERIALS 0.2%
  Texas Industries, Inc. ......................           30           729
  Vulcan Materials Co. ........................           20           723
  Florida Rock Industries, Inc. ...............           20           611
                                                                  --------
TOTAL CONSTRUCTION MATERIALS                                         2,063
                                                                  --------
TOTAL MATERIALS                                                     34,091
                                                                  --------

TELECOMMUNICATION SERVICES 2.4%

  DIVERSIFIED TELECOMMUNICATION
    SERVICES 2.1%
  Verizon Communications,
    Inc .......................................          160      $  4,390
  SBC Communications, Inc. ....................          200         4,020
  AT&T Corp. ..................................          250         3,003
  BellSouth Corp. .............................          110         2,020
  Alltel Corp. ................................           20           803
  Qwest Communications
    International* ............................          330           752
  CenturyTel, Inc. ............................           30           673
  Sprint Corp.--FON Group .....................           70           638
  Citizens Communications
    Co.* ......................................           90           610
                                                                  --------
TOTAL DIVERSIFIED
  TELECOMMUNICATION SERVICES                                        16,909
                                                                  --------



                                                                    MARKET
                                                                     VALUE
                                                      SHARES      (NOTE 1)
--------------------------------------------------------------------------------
  WIRELESS TELECOMMUNICATION
    SERVICES 0.3%
  Nextel Communications,
    Inc.* .....................................          170      $  1,284
  AT&T Wireless Services,
    Inc.* .....................................          200           824
  Sprint PCS Group* ...........................          250           490
                                                                  --------
TOTAL WIRELESS TELECOMMUNICATION
  SERVICES                                                           2,598
                                                                  --------
TOTAL TELECOMMUNICATION
   SERVICES                                                         19,507
                                                                  --------
TOTAL COMMON STOCKS
  (Cost $782,234)                                                  773,355
                                                                  --------
                                                        FACE
                                                      AMOUNT
                                                      ------

REPURCHASE AGREEMENTS 3.2%
Repurchase Agreement
  (Note 2):

  1.85% due 10/01/02 ..........................       $8,513         8,513
  1.83% due 10/01/02 ..........................        8,513         8,513
  1.75% due 10/01/02 ..........................        8,513         8,513
                                                                  --------
TOTAL REPURCHASE AGREEMENTS
  (Cost $25,539)                                                    25,539
                                                                  --------
TOTAL INVESTMENTS 100%
  (Cost $807,773)                                                 $798,894
                                                                  ========

* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 21


STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED) September 30, 2002
--------------------------------------------------------------------------------

                                                        SECTOR         CORE
                                                      ROTATION       EQUITY
                                                          FUND         FUND
                                                     ---------       ------

ASSETS
Securities at Value* (Notes 1 and 2) ............. $71,199,663   $  798,894
Investment Income Receivable (Note 1) ............      94,449          332
Receivable for Securities Sold (Note 1) ..........   2,345,120           --
Receivable for Shares Purchased ..................     259,744      205,733
                                                   -----------   ----------
  TOTAL ASSETS ...................................  73,898,976   $1,004,959
                                                   -----------   ----------
LIABILITIES
Investment Advisory Fee Payable (Note 3) .........      50,154           78
Payable for Securities Purchased (Note 1) ........   4,141,947      196,366
Portfolio Accounting Fee Payable (Note 3) ........       5,573            9
Liability for Shares Redeemed ....................     299,627           --
Custody Fees Payable .............................       2,838            3
Transfer Agent Fee Payable (Note 3) ..............      13,931           22
Distribution and Service Fee Payable (Note 3) ....      24,064           46
Other Liabilities ................................      32,949           13
                                                   -----------   ----------
  TOTAL LIABILITIES ..............................   4,571,083      196,537
                                                   -----------   ----------
NET ASSETS (Note 7) .............................. $69,327,893   $  808,422
                                                   ===========   ==========
H CLASS:
Net Assets ....................................... $53,780,618     $623,775
Shares Outstanding ...............................   6,911,256       63,118
Net Asset Value Per Share ........................       $7.78        $9.88
C CLASS:
Net Assets ....................................... $15,547,275     $184,647
Shares Outstanding ...............................   2,004,347       18,689
Net Asset Value Per Share ........................       $7.76        $9.88


*THE COST OF SECURITIES AT VALUE IS $80,582,801 AND $807,773, RESPECTIVELY.

See Notes to Financial Statements.

22


                                                                    Period Ended
STATEMENTS OF OPERATIONS (UNAUDITED)                          September 30, 2002
--------------------------------------------------------------------------------

                                                        SECTOR        CORE
                                                      ROTATION      EQUITY
                                                          FUND       FUND*
                                                  ------------     -------

INVESTMENT INCOME
  Interest (Note 1) .............................     $ 13,768       $  14
  Dividends, Net of Foreign Tax Withheld**
   (Note 1) .....................................      646,031         331
  Other Income ..................................           77          --
                                                  ------------     -------
    Total Income ................................      659,876         345
                                                  ------------     -------
EXPENSES
  Advisory Fees (Note 3) ........................      337,539          78
  Transfer Agent Fees (Note 3) ..................       93,810          22
  Distribution & Service Fees (Note 3):
    H Class .....................................       76,636          14
    C Class .....................................       68,433          32
  Accounting Fees (Note 3) ......................       37,504           9
  Registration Fees (Note 1) ....................        6,626          --
  Trustees' Fees ................................          955          --
  Custodian Fees ................................       16,968           3
  Miscellaneous .................................       48,479          13
                                                  ------------     -------
    Total Expenses ..............................      686,950         171
                                                  ------------     -------
Net Investment Income (Loss) ....................      (27,074)        174
                                                  ------------     -------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
 (NOTE 1)
Net Realized Loss on Investment Securities ......  (12,647,810)         --
Net Change in Unrealized Depreciation on
  Investment Securities .........................   (9,429,074)     (8,879)
                                                  ------------     -------
    Net Loss on Investments .....................  (22,076,884)     (8,879)
                                                  ------------     -------
NET DECREASE IN NET ASSETS FROM OPERATIONS ...... $(22,103,958)    $(8,705)
                                                  ============     =======


 *SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 23, 2002.
**NET OF FOREIGN TAX WITHHELD OF $2,856 AND $0, RESPECTIVELY.

See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT 23


STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                SECTOR
                                                               ROTATION
                                                                 FUND
                                                     --------------------------
                                                            PERIOD       PERIOD
                                                             ENDED        ENDED
                                                     SEPTEMBER 30,    MARCH 31,
                                                             2002*       2002**
                                                       ----------- -----------
FROM OPERATIONS
  Net Investment Loss ................................$    (27,074) $   (4,981)
  Net Realized Gain (Loss) on Investments ............ (12,647,810)         --
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments ....................  (9,429,074)     45,936
                                                       ----------- -----------
  Net Increase (Decrease) in Net Assets
    from Operations .................................. (22,103,958)     40,955
                                                       ----------- -----------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1)                          --          --
NET INCREASE IN NET ASSETS FROM SHARE
  TRANSACTIONS (NOTE 6) ..............................  68,226,730  23,164,166
                                                       ----------- -----------
  Net Increase in Net Assets .........................  46,122,772  23,205,121
NET ASSETS--BEGINNING OF PERIOD ......................  23,205,121          --
                                                       ----------- -----------
NET ASSETS--END OF PERIOD ............................ $69,327,893 $23,205,121
                                                       =========== ===========


 * UNAUDITED.
** SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 22, 2002.

See Notes to Financial Statements.

24

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)
--------------------------------------------------------------------------------

                                                                        CORE
                                                                       EQUITY
                                                                        FUND**
                                                                   -------------
                                                                          PERIOD
                                                                           ENDED
                                                                   SEPTEMBER 30,
                                                                           2002*
                                                                   -------------
FROM OPERATIONS
  Net Investment Income ...........................................  $    174
  Net Realized Gain on Investments ................................        --
  Net Change in Unrealized Depreciation on Investments ............    (8,879)
                                                                     --------
  Net Decrease in Net Assets from Operations ......................    (8,705)
                                                                     --------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1) ............................        --
NET INCREASE IN NET ASSETS FROM SHARE
  TRANSACTIONS (NOTE 6) ...........................................   817,127
                                                                     --------
  Net Increase in Net Assets ......................................   808,422
NET ASSETS--BEGINNING OF PERIOD ...................................        --
                                                                     --------
NET ASSETS--END OF PERIOD .........................................  $808,422
                                                                     ========


 * UNAUDITED.
** SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 23, 2002.

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 25


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                   H CLASS            H CLASS
                                       --------------------------- -------------
                                                    SECTOR              CORE
                                                   ROTATION            EQUITY
                                                     FUND               FUND
                                       --------------------------- -------------
                                              PERIOD        PERIOD        PERIOD
                                               ENDED         ENDED         ENDED
                                       SEPTEMBER 30,     MARCH 31, SEPTEMBER 30,
                                              2002++         2002*       2002++*
                                       -------------     --------- -------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ...... $   9.99     $   10.00     $ 10.00
                                            --------     ---------     -------
Net Investment Income+ ....................       --            --          --
Net Realized and Unrealized Losses on
  Securities ..............................    (2.21)         (.01)       (.12)
                                            --------     ---------     -------
Net Decrease in Net Asset Value Resulting
  from Operations .........................    (2.21)         (.01)       (.12)
Distributions to Shareholders .............       --            --          --
                                            --------     ---------     -------
Net Decrease in Net Asset  Value ..........    (2.21)         (.01)       (.12)
                                            --------     ---------     -------
NET ASSET VALUE--END OF PERIOD ............ $   7.78     $    9.99       $9.88
                                            ========     =========     =======
TOTAL INVESTMENT RETURN ...................   (22.12)%     (0.10)%     (1.20)%
RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ............................  1.70%**       1.69%**     1.71%**
Net Expenses ..............................  1.70%**       1.69%**     1.71%**
Net Investment Income (Loss) ..............  0.06%**     (1.13)%**     2.24%**
SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** ................     176%            --          --
Net Assets, End of Period (000's omitted) .  $53,781      $ 18,055        $624



  + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
 ++ UNAUDITED.
  * SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 22, 2002--SECTOR ROTATION FUND; SEPTEMBER 23, 2002--CORE EQUITY FUND.
 ** ANNUALIZED
*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.
SEE NOTES TO FINANCIAL STATEMENTS.

26


FINANCIAL HIGHLIGHTS (CONCLUDED)
--------------------------------------------------------------------------------


                                                                 C CLASS            C CLASS
                                                      -------------------------- -------------
                                                                  SECTOR              CORE
                                                                 ROTATION            EQUITY
                                                                   FUND               FUND
                                                      -------------------------- -------------
                                                             PERIOD       PERIOD        PERIOD
                                                              ENDED        ENDED         ENDED
                                                      SEPTEMBER 30,    MARCH 31, SEPTEMBER 30,
                                                             2002++        2002*       2002++*
                                                      -------------    --------- -------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ....................   $  9.99    $   10.00     $   10.00
                                                          ---------    ---------     ---------
Net Investment Loss+ ....................................      (.03)          --            --
Net Realized and Unrealized Losses on Securities ........     (2.20)        (.01)         (.12)
                                                          ---------    ---------     ---------
Net Decrease in Net Asset Value Resulting from Operations     (2.23)        (.01)         (.12)
Distributions to Shareholders ...........................        --           --            --
                                                          ---------    ---------     ---------
Net Decrease in Net Asset Value .........................     (2.23)        (.01)         (.12)
                                                          ---------    ---------     ---------
NET ASSET VALUE--END OF PERIOD ..........................   $  7.76    $    9.99     $    9.88
                                                          =========    =========     =========
TOTAL INVESTMENT RETURN .................................  (22.32)%      (0.10)%       (1.20)%
RATIOS  TO AVERAGE NET ASSETS:
Gross Expenses ..........................................   2.45%**      2.44%**       2.46%**
Net Expenses ............................................   2.45%**      2.44%**       2.46%**
Net Investment Income (Loss) ............................ (0.67)%**    (1.86)%**       1.69%**
SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** ..............................      176%           --            --
Net Assets, End of Period (000's omitted) ...............  $ 15,547    $   5,150     $     185


  +  CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
 ++ UNAUDITED.
  * SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 22, 2002--SECTOR ROTATION FUND; SEPTEMBER 23, 2002--CORE EQUITY FUND.
 ** ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 27


NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1.   SIGNIFICANT ACCOUNTING POLICIES
The Rydex Series Funds (the "Trust") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act") as a non-diversified, open-ended investment company, and is authorized to issue an unlimited number of shares. The Trust offers five separate classes of shares, Investor Class Shares, Advisor Class Shares, H Class Shares, C Class Shares and Institutional Class Shares. Sales of shares of each Class are made without a sales charge at the net asset value per share. C Class Shares have a 1% Contingent Deferred Sales Charge ("CDSC") if Shares are redeemed within 12 months of purchase. At September 30, 2002, the Trust consisted of thirty-four separate series: fourteen benchmark funds, one money market fund, seventeen sector funds, and two strategic funds. This report covers the Strategic Funds (the "Funds"), while the Money Market and Benchmark Funds and the Sector Funds are contained in separate reports. As of September 30, 2002, only H Class and C Class Shares had been issued in the strategic funds.

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America and are consistently followed by the Trust.

A. Securities listed on an exchange are valued at the last quoted sales price as of close of business on NYSE, usually 4:00 P.M., on the valuation date. Securities not traded on an exchange are valued at their last sales price. Listed options held by the Trust are valued at their last bid price. Over-the-counter options held by the Trust are valued using the average bid price obtained from one or more security dealers. The value of futures contracts purchased and sold by the Trust is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Short-term securities if any, are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under direction of the Board of Trustees or by the Advisor using methods established or ratified by the Board of Trustees.

B. Securities transactions are recorded on trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Interest income is accrued on a daily basis.

C. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution fees relating to the H Class Shares and service and distribution fees related to C Class Shares, are charged directly to specific classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets value of each Fund included in the Trust.

28

--------------------------------------------------------------------------------

D. Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized capital gains are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for items such as deferral of wash sales and post-October losses and regulated futures contracts and options. Net investment income and loss, net realized gains and losses, and net assets were not affected by these differences.

E. Each Strategic Fund seeks long term capital appreciation and seeks to respond to the dynamically changing economy by moving its investments among different sectors or industries. The Funds may also purchase ADRs and U.S. Government securities, enter into repurchase agreements, and engage in futures, options and equity swap transactions. The risks inherent in the use of futures, options and swaps agreements include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of the instruments and movements in the price of the underlying securities; and 3) the possible absence of a liquid secondary market for any particular instrument at any time.

F. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

2.   REPURCHASE AGREEMENTS
The Trust transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury or U.S. Government Agencies. The collateral is in the possession of the Trust's custodians and is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity.

The repurchase agreements that were executed and outstanding as of September 30, 2002 are as follows:

COUNTERPARTY                    TERMS OF AGREEMENT    FACE VALUE   MARKET VALUE
---------------                 ------------------    ----------   ------------
Paine Webber, Inc. ...........   1.85% due 10/1/02  $220,000,000   $220,000,000
The Bank of New York .........   1.83% due 10/1/02   220,000,000    220,000,000
Lehman Brothers ..............   1.83% due 10/1/02   219,950,576    219,950,576
Lehman Brothers ..............   1.80% due 10/1/02    48,120,000     48,120,000
US Bank NA ...................   1.75% due 10/1/02   220,000,000    220,000,000
                                                                   ------------
                                                                   $928,070,576
                                                                   ============

                                                           SEMI-ANNUAL REPORT 29

--------------------------------------------------------------------------------

As of September 30, 2002, the collateral for the repurchase agreements in the joint account was as follows:

SECURITY TYPE               RANGE OF RATES      PAR VALUE   MARKET VALUE
-------------              ---------------  -------------  -------------
Freddie Mac Gold Pool ...  5.500% - 6.500%  $ 226,763,000  $ 235,947,638
U. S. Treasury Bonds ....  3.375% - 5.375%    182,461,000    203,442,182
U. S. Treasury Notes ....  3.250% - 3.625%    285,690,000    294,616,484
U. S. Treasury Bills ....               --    224,690,000    224,350,426
                                                           -------------
                                                            $958,356,730
                                                           -------------

3.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Under the terms of an investment advisory contract, the Trust pays Rydex Global Advisors, an affiliated entity, investment advisory fees calculated at an annualized rate of nine-tenths of one percent (0.90%) of the average daily net assets of each of the Strategic Funds. Certain officers and trustees of the Trust are also officers and directors of Rydex Global Advisors.

Rydex Fund Services, Inc. (the "Servicer"), an affiliated entity, provides transfer agent services to the Trust for fees calculated at an annualized rate of one-quarter of one percent (0.25%) of the average daily net assets of each of the Strategic Funds.

The Servicer also provides accounting services to the Trust calculated at an annualized rate of one-tenth of one percent (0.10%) on the first $250 million of the average daily net assets, seventy-five-thousandths of one percent (0.075%) on the next $250 million of the average daily net assets, one-twentieth of one percent (0.05%) on the next $250 million of the average daily net assets, and one-thirty-third of one percent (0.03%) on the average daily net assets over $750 million of each of the funds.

Certain officers and trustees of the Trust are also officers and directors of Rydex Fund Services, Inc.

The Trust has adopted a Distribution Plan (the "Plan") applicable to its H Class Shares, for which Rydex Distributors, Inc. (the "Distributor"), an affiliated entity, and other firms that provide distribution and/or shareholder services ("Service Providers") may receive compensation. If a Service Provider provides distribution services, the Trust will pay fees to the Distributor at an annual rate not to exceed one quarter of one percent (0.25%) of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. The Distributor, in turn, will pay the Service Provider out of its fees.

The Trust has adopted a separate Distribution and Shareholder Services Plan (the "C Class Plan") applicable to its C Class Shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Fund's C Class Shares average daily net assets. The annual 0.25% service fee compensates your financial advisor for providing on-going services to you. The Distributor retains the service and distribution fees on accounts with no authorized dealer of record. The annual 0.75% distribution fee reimburses the Distributor for paying your financial advisor an on-going sales commission. The Distributor advances the first year's service and distribution fees to your financial advisor.

30

--------------------------------------------------------------------------------

Certain officers and trustees of the Trust are also officers and directors of Rydex Distributors, Inc.

4.   SECURITIES TRANSACTIONS
During the period ended September 30, 2002, purchases and sales of investment securities, excluding short-term and temporary cash investments, were:

                                                         SECTOR        CORE
                                                       ROTATION      EQUITY
                                                           FUND        FUND
                                                  -------------   ---------
Purchases ....................................... $ 188,093,054   $ 782,234
Sales ........................................... $ 120,433,367         $--


5.   FEDERAL INCOME TAX INFORMATION
The Trust intends to comply with the provisions of the Internal Revenue code applicable to regulated investment companies and will distribute all net investment income and capital gains to its shareholders. Therefore, no provision for Federal income taxes is required.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for futures and options transactions, foreign currency transactions, losses deferred due to wash sales, losses deferred due to post-October losses, and excise tax regulations.

Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. This includes the utilization of earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes, net operating losses not utilized during the current year, and differences in the treatment of certain notional principal contracts. These reclassifications have no effect on net assets or net asset values per share. Any taxable gain remaining at fiscal year end is distributed in the following year.

TAX BASIS UNREALIZED GAIN (LOSS) ON INVESTMENTS AND DISTRIBUTIONS
At September 30, 2002, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

                                               TAX          TAX           NET
                                  TAX   UNREALIZED   UNREALIZED     UNREALIZED
FUND                             COST         GAIN        (LOSS)   GAIN (LOSS)
------                           ----   ---------- ------------- -------------
Sector Rotation Fund ..... $84,039,456    $227,913 $(13,067,706) $(12,839,793)
Core Equity Fund .........     807,773       5,265      (14,144)       (8,879)

                                                           SEMI-ANNUAL REPORT 31

--------------------------------------------------------------------------------

6.   SHARE TRANSACTIONS
The Trust is authorized to distribute an unlimited number of shares. Transactions in shares for the period ended September 30, 2002 were:


H CLASS:                                             SECTOR            CORE
                                                   ROTATION          EQUITY
                                                       FUND            FUND
                                                 ----------          ------
Shares Purchased ..............................  11,171,961          63,138
Purchased through Dividend Reinvestment .......          --              --
                                                 ----------          ------
Total Purchased ...............................  11,171,961          63,138
Shares Redeemed ...............................  (6,067,516)            (20)
                                                 ----------          ------
Net Shares Purchased ..........................   5,104,445          63,118
                                                 ----------          ------


C CLASS:                                             SECTOR            CORE
                                                   ROTATION          EQUITY
                                                       FUND            FUND
                                                 ----------          ------
Shares Purchased ..............................   1,785,699          18,689
Purchased through Dividend Reinvestment .......          --              --
                                                 ----------          ------
Total Purchased ...............................   1,785,699          18,689
Shares Redeemed ...............................   (296,749)              --
                                                 ----------          ------
Net Shares Purchased ..........................   1,488,950          18,689
                                                 ==========          ======


Transactions in shares for the period ended March 31, 2002 were:


H CLASS:                                                             SECTOR
                                                                   ROTATION
                                                                       FUND
                                                                  ---------
Shares Purchased ..............................................   1,811,708
Purchased through Dividend Reinvestment .......................          --
                                                                  ---------
Total Purchased ...............................................   1,811,708
Shares Redeemed ...............................................     (4,897)
                                                                  ---------
Net Shares Purchased ..........................................   1,806,811
                                                                  =========


C CLASS:                                                             SECTOR
                                                                   ROTATION
                                                                       FUND
                                                                  ---------
Shares Purchased ..............................................     515,397
Purchased through Dividend Reinvestment .......................          --
                                                                  ---------
Total Purchased ...............................................     515,397
Shares Redeemed ...............................................          --
                                                                  ---------
Net Shares Purchased ..........................................     515,397
                                                                  =========

32

--------------------------------------------------------------------------------

Transactions in dollars for the period ended September 30, 2002 were:


H CLASS:                                              SECTOR           CORE
                                                    ROTATION         EQUITY
                                                        FUND           FUND
                                                ------------       --------
Shares Purchased .............................  $107,599,318       $630,043
Purchased through Dividend Reinvestment ......            --             --
                                                ------------       --------
Total Purchased ..............................   107,599,318        630,043
Shares Redeemed ..............................   (53,760,494)          (203)
                                                ------------       --------
Net Change ...................................  $ 53,838,824       $629,840
                                                ============       ========

C CLASS:                                              SECTOR           CORE
                                                    ROTATION         EQUITY
                                                        FUND           FUND
                                                ------------       --------
Shares Purchased .............................   $16,980,333       $187,287
Purchased through Dividend Reinvestment ......            --             --
                                                ------------       --------
Total Purchased ..............................    16,980,333        187,287
Shares Redeemed ..............................    (2,592,427)            --
                                                ------------       --------
Net Change ...................................   $14,387,906       $187,287
                                                ============       ========


Transactions in dollars for the period ended March 31, 2002 were:


H CLASS:                                                              SECTOR
                                                                    ROTATION
                                                                        FUND
                                                                 -----------
Shares Purchased ..............................................  $18,070,068
Purchased through Dividend Reinvestment .......................           --
                                                                 -----------
Total Purchased ...............................................   18,070,068
Shares Redeemed ...............................................      (48,838)
                                                                 -----------
Net Change ....................................................  $18,021,230
                                                                 ===========

                                                           SEMI-ANNUAL REPORT 33


NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

C CLASS:                                                             SECTOR
                                                                   ROTATION
                                                                       FUND
                                                                 ----------
Shares Purchased ..............................................  $5,142,936
Purchased through Dividend Reinvestment .......................          --
                                                                 ----------
Total Purchased ...............................................   5,142,936
Shares Redeemed ...............................................          --
                                                                 ----------
Net change ....................................................  $5,142,936
                                                                 ==========

7.   NET ASSETS
At September 30, 2002, net assets consisted of:

H CLASS:                                              SECTOR           CORE
                                                    ROTATION         EQUITY
                                                        FUND           FUND
                                                  ------------     --------
Paid-In Capital ................................. $ 91,385,915     $817,127
Undistributed Net Investment Income (Loss) ......      (27,074)         174
Accumulated Net Realized Loss on Investments,
Equity Index Swaps, and Futures Contracts .......  (12,647,810)          --
Net Unrealized Depreciation on Investments,
Equity Index Swaps, and Futures Contracts .......   (9,383,138)      (8,879)
                                                  ------------     --------
Net Assets ...................................... $ 69,327,893     $808,422
                                                  ============     ========

           A family of funds designed exclusively
           for financial professionals and
           sophisticated investors

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Rydex Distributors, Inc.


                                 [LOGO OMITTED]
                                   RYDEX FUNDS


9601 Blackwell Road
Suite 500
Rockville,MD 20850
800.820.0888
www.rydexfunds.com

RSFSA-2-9/02